Goodwill and Intangible Assets (Details) - Schedule of finite-lived intangible assets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 658,382	$ 649,789	$ 8,793
Accumulated Amortization	31,159	11,318	100
Net	627,223	638,471	8,693
Biogas Rights Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	612,461	603,868	8,293
Accumulated Amortization	22,814	8,237
Net	589,647	595,631	8,293
Electricity Off-Take Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	26,511	26,511
Accumulated Amortization	2,344	749
Net	24,167	25,762
Operations And Maintenance Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,620	8,620
Accumulated Amortization	460	173
Net	8,160	8,447
RNG Purchase Contract [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,290	10,290
Accumulated Amortization	5,291	1,959
Net	$ 4,999	8,331
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		350	350
Accumulated Amortization		140	70
Net		210	280
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		150	150
Accumulated Amortization		60	30
Net		$ 90	$ 120